Cover	Oct. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2023
Entity File Number	001-39946
Entity Registrant Name	AGRIFY CORPORATION
Entity Central Index Key	0001800637
Entity Tax Identification Number	30-0943453
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2468 Industrial Row Dr
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	(617)
Local Phone Number	896-5243
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AGFY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false